Fair Value Measurement - Schedule of Other Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Unobservable Inputs [Member] - JPY (¥) ¥ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Financial Assets Measured at Fair Value on a Recurring Basis [Line Items]
Balance, beginning of period	¥ 46	¥ 39
Purchases	100
Change in fair value	(3)	(3)
Balance, end of period	¥ 143	¥ 36